Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica OIrvine, CA 92618-3391

Independent Accountants’ Agreed‑Upon Procedures Report

Hilton Resorts Corporation (the “Company”)
Deutsche Bank Securities Inc.
Barclays Capital Inc.
BofA Securities, Inc.
Truist Securities, Inc.
Wells Fargo Securities, LLC
(together, the “Specified Parties”)

Re: Hilton Grand Vacations Trust 2025-3EXT – Data Files Procedures

We have performed the procedures described below on the specified attributes in two electronic data files entitled “HGVT 2025-3EXT Preliminary Pool Cut_10.31.2025_AUP_397.xlsx” provided by the Company on November 16, 2025 (the “Initial Data File”) and “HGVT 2025-3EXT Preliminary Pool Cut_10.31.2025_AUP_397_v2.xlsx” provided by the Company on November 20, 2025 (the “Data File,” and together with the Initial Data File, the “Data Files”), both containing information on 13,194 timeshare loans (the “Timeshare Loans”) as of October 31, 2025, which we were informed are intended to be included as collateral in the offering by Hilton Grand Vacations Trust 2025-3EXT. The Company is responsible for the specified attributes identified by the Company in the Data Files.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data Files. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and months were within $1.00, 0.1%, and 1 month, respectively.

•
The term “Sample Selection File” means an electronic data file entitled “HGVT 2025-3EXT Loan IDs.xlsx” provided by the Company on November 7, 2025, containing information on unique loan identification numbers for 10,867 Timeshare Loans as of October 31, 2025, which we were informed are intended to be included as collateral in the offering of Hilton Grand Vacations Trust 2025-3EXT.

•
The term “Timeshare Contracts” means some or all of the following documents provided by the Company for each Sample Loan (defined below): promissory note, purchase agreement, purchase and security agreement, purchase proposal, truth in lending disclosure, purchase agreement addendum, revision of terms, and/or other related documents.

•
The term “System Screenshots” means extracts of customer records (including, but not limited to, payment dates and payment amounts) that the Company informed us were extracted from its asset management systems.

•	The term “Credit Report” means a report identifying the credit score of the Timeshare Loan borrowers.

•
The term “Hilton Property Mapping Schedule” means an electronic data file entitled “HGV – Property & investor ID.xlsx” provided by the Company on July 10, 2025, and electronic mail correspondence provided by the Company on November 19, 2025, containing information on Hilton property names and consolidated property categories associated with the Timeshare Loans.

•
The term “Bluegreen Property Mapping Schedule” means an electronic data file entitled “Association Name to Resort Name.xlsx” provided by the Company on July 11, 2025, and the tab entitled “BXG Resort Name” in an electronic data file entitled “HGVT 2025-3 KPMG CS Issues Log v4_HGV Responses.xlsx” provided by the Company on November 24, 2025, containing information on Bluegreen property names and consolidated property categories associated with the Timeshare Loans.

•
The term “Diamond Property Mapping Schedule” means electronic mail correspondence provided by the Company on November 21, 2025, containing information on Diamond property names and project IDs associated with the Timeshare Loans.

•	The term “Property Mapping Schedules” means the Hilton Property Mapping Schedule, Bluegreen Property Mapping Schedule, and Diamond Property Mapping Schedule.

•
The term “Prior Receivable Mapping Schedule” means an electronic data file entitled “SCTASK0484920_ Wrapped_Contracts_20251112.xlsx” provided by the Company on November 19, 2025, containing information on the identification of related timeshare loans previously originated to the borrowers of certain Sample Diamond Loans (defined below) (the “Prior Timeshare Receivables”).

•
The term “Source Documents” means the following information provided by the Company: Timeshare Contracts, System Screenshots, Credit Report, Property Mapping Schedules, and Prior Receivable Mapping Schedule. The Source Documents were represented by the Company to be either electronic copies of the original Source Documents and/or electronic representations of the records contained within the Company’s systems. We make no representation regarding the validity, enforceability, authenticity, or accuracy of the information in the documents, or the documents themselves, or the execution of the Timeshare Contracts by the borrower.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit A.

•	The term “Provided Information” means the Sample Selection File, Source Documents, and Instructions.

2

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.
We randomly selected a sample of Timeshare Loans from the Sample Selection File as follows: (i) 50 Timeshare Loans from the “HGV” tab (the “Sample Hilton Loans”), (ii) 50 Timeshare Loans from the “DRI” tab (the “Sample Diamond Loans), and (iii) 50 Timeshare Loans from the “BXG” tab (the “Sample Bluegreen Loans”) for a total of 150 Timeshare Loans (together, the "Sample Loans"). A listing of the Sample Loans is attached hereto as Exhibit B.  For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Timeshare Loans we were instructed to randomly select from the Sample Selection File.

B.
For each Sample Loan, we compared or recomputed the specified attributes in the Initial Data File listed below to or using the corresponding information included in the Source Documents listed below in the Provided Information column, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Initial Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Sample Hilton Loan Attribute	Sample Diamond Loan Attribute	Sample Bluegreen Loan Attribute	Provided Information
Loan ID	Loan ID	Loan ID	Loan #	Timeshare Contracts, System Screenshots
Borrower State	Borrower State	Borrower State	Cust State	Timeshare Contracts, System Screenshots, Instructions
Borrower Country	Borrower Country	Borrower Country	Owner Cntyr	Timeshare Contracts, System Screenshots
Property Description	Property Cd	Project ID	Resort	Timeshare Contracts, Property Mapping Schedules, and Instructions
Sales Price	Sales Price	Sales Price	Purch Price	Timeshare Contracts, Prior Receivable Mapping Schedule, and Instructions
Equity Transferred	Contr Equity Amount	Equity Transferred	N/A *	Timeshare Contracts, Prior Receivable Mapping Schedule, and Instructions
Original Term	Original Term	Original Term	Orig Term	Timeshare Contracts
Origination Date	Contr Date Sold	Date of Sale	Orig Date	Timeshare Contracts
Original Balance	Original Amt	Original Loan Amount	Orig Note	Timeshare Contracts
Cash Down Payment	Cash Down Payment	Cash Down Payment	Cash Down Payment	Timeshare Contracts, Prior Receivable Mapping Schedule, and Instructions
Interest Rate	Interest Rate	Interest Rate	Int Rate	Timeshare Contracts, System Screenshots
Maturity Date	Maturity Date	Maturity Date	Mat Date	Timeshare Contracts, System Screenshots, and Instructions
Remaining Term	N/A *	N/A *	Rem Term	Timeshare Contracts, System Screenshots, and Instructions
Principal & Interest Payment	Principal & Interest Payment	Principal & Interest Payment	Mly Pymt	Timeshare Contracts, System Screenshots
Service Fee	Service Fee	N/A *	N/A *	Timeshare Contracts, and Instructions
Next Payment Date	Due Date	Next Payment Date	Next Due	System Screenshots
Current Balance	Principal Bal	Principal Balance	Curr Prin	System Screenshots
Original Credit Score (Highest)	High Score	High Score	Credit	Credit Report and Instructions
Days Delinquent	Days Delinquent	Days Delinquent	Days Delq	System Screenshots and Instructions
Wrap Pay Down	N/A *	Wrap Pay Down	N/A *	System Screenshots, Prior Receivable Mapping Schedule, and Instructions

*	Not Applicable. Per the Instructions, no procedures were performed for the attributes and the Sample Loans referenced.

3

We found such information to be in agreement except for Sample Diamond Loan Attributes (i) Project ID and (ii) Wrap Pay Down, which were not present in the Initial Data File, and except as listed in Exhibit C.

C.	The Initial Data File was revised by the Company to include additional information about the Timeshare Loans, including Sample Diamond Loan Attributes (i) Project ID and (ii) Wrap Pay Down.

We reperformed Procedure B for the Sample Loans in the Data File.  We found such information to be in agreement except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data Files. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company” and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in Data Files and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Timeshare Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Timeshare Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Timeshare Loans being securitized, (iii) the compliance of the originator of the Timeshare Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Timeshare Loans that would be material to the likelihood that the issuer of the asset-backed notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

4

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
November 28, 2025

5

Exhibit A

Instructions

Number	Attribute	Instruction
1.	Borrower State	Do not perform this procedure for Sample Loans for which the Data Files value for Borrower Country is not “United States.”
2.	Property Description	For each Sample Loan, consider the Data Files and Provided Information value to be in agreement if differences are due to punctuation and/or the truncation of property descriptions in the Data Files.
3.	Sales Price	For each Sample Diamond Loan, recompute as the sum of the Sales Price in the Timeshare Contract and each related Prior Timeshare Receivable listed in the Prior Receivable Mapping Schedule.
4.	Equity Transferred
For each Sample Diamond Loan, recompute as the sum of the Equity Transferred in the Timeshare Contract and Equity Transferred for each related Prior Timeshare Receivable listed in the Prior Receivable Mapping Schedule, plus Wrap Pay Down.

Do not perform this procedure for Sample Bluegreen Loans.

5.	Cash Down Payment
For each Sample Hilton Loan, recompute as the sum of:

a.     the difference between (i) total down payment and (ii) closing costs in the Timeshare Contract, and

b.    balance down payment in the Timeshare Contract.

For each Sample Diamond Loan, recompute as the difference between:

a.     the sum of down payments in the Timeshare Contract and for all related Prior Timeshare Receivables listed in the Prior Receivable Mapping Schedule, and

b.    the sum of non-trade in credits received in the Timeshare Contract and for all related Prior Timeshare Receivables listed in the Prior Receivable Mapping Schedule.

6.	Maturity Date
For each Sample Loan, if Maturity Date was not observed in the Timeshare Contract, recompute as the date equal to:

a.     first payment date in the Timeshare Contract or System Screenshot

b.     plus the Original Term number of months in the Timeshare Contract

c.     minus one (1) month.

For Sample Loan #111, calculate the Maturity Date as detailed above and add two (2) months if a reference to a “natural disaster” is observed in the System Screenshots.

A-1

Number	Attribute	Instruction
7.	Remaining Term
For each Sample Bluegreen Loan, recompute the number of remaining payment periods using Interest Rate, Principal and Interest Payment, and Current Balance from the Source Documents, rounded down to the nearest whole number (but in no case more than 180).

Do not perform this procedure for Sample Hilton Loans or Sample Diamond Loans.

8.	Service Fee	Do not perform this procedure for Sample Diamond Loans or Sample Bluegreen Loans.
9.	Original Credit Score (Highest)	Do not perform this procedure for Sample Loans for which the Data File value is blank or zero.
10.	Days Delinquent	Recalculate as the difference between (but in no case less than zero): a. October 31, 2025, and b. Next Payment Date in the System Screenshots
11.	Wrap Pay Down
For Sample Diamond Loans for which the Data Files value is greater than zero:

1.    inspect the System Screenshots for related Prior Timeshare Receivables listed in the Prior Receivable Mapping File, if there are either:

(i)   two (2) “original amount” transaction descriptions dated within 31 days of each other, or

(ii)  an “original amount” transaction description dated before February 1, 2020, for a Prior Timeshare Receivable with a “upgrade/wrap write off principal” transaction description, then, recompute the difference between:

a.    the sum of principal amounts in the System Screenshots for all related Prior Timeshare Receivables, and

b.    the sum of upgrade/wrap write off principal amounts in the System Screenshots for all related Prior Timeshare Receivables
2.    otherwise, recompute as the difference between:

a.    the sum principal amounts in the System Screenshots, and

b.    the sum of upgrade/wrap write off principal amounts in the System Screenshots for the related Prior Timeshare Receivable listed in the Prior Receivable Mapping Schedule with the most recent sales date.

Do not perform this procedure for Sample Diamond Loans for which the Data Files value is zero, or for Sample Hilton Loans or Sample Bluegreen Loans.

A-2

Exhibit B

The Sample Loans

Sample Hilton Loans

Sample Loan ID	Company Account Number**	Sample Loan ID	Company Account Number**	Sample Loan ID	Company Account Number**	Sample Loan ID	Company Account Number**
1	2025940156	13	2025670090	25	2025050037	37	2025960068
2	2025490062	14	2025080090	26	2025750043	38	2025270068
3	2025090062	15	2025410067	27	2025560068	39	2025250068
4	2025030034	16	2025970034	28	2025060069	40	2025940068
5	2025300055	17	2025820086	29	2025780069	41	2025580048
6	2025290275	18	2025950085	30	2025350030	42	2025190039
7	2025900045	19	2025970086	31	2025340030	43	2025830039
8	2025310064	20	2025130086	32	2025740030	44	2025400039
9	2025820059	21	2025120280	33	2025350030	45	2025430039
10	2025550064	22	2025050280	34	2025170030	46	2025760039
11	2025730064	23	2025410037	35	2025400045	47	2025380039
12	2025310090	24	2025850055	36	2025140043	48	2025150039
						49	2025680039
						50	2025770039
** The Company has assigned a unique account number to each Timeshare Loan in the Data Files. The Company’s Account Numbers referred to in this Exhibit are not the actual account numbers.

Sample Diamond Loans

Sample Loan ID	Company Account Number**	Sample Loan ID	Company Account Number**	Sample Loan ID	Company Account Number**	Sample Loan ID	Company Account Number**
51	202550802	63	202566481	75	202558873	87	202585840
52	202507670	64	202567120	76	202561676	88	202586282
53	202513804	65	202569489	77	202571335	89	202587732
54	202585040	66	202573350	78	202575046	90	202587814
55	202513968	67	202520305	79	202576879	91	202590067
56	202542009	68	202529105	80	202577928	92	202591333
57	202575275	69	202537529	81	202579476	93	202593021
58	202579974	70	202542759	82	202581031	94	202595003
59	202564240	71	202547239	83	202581868	95	202596133
60	202566768	72	202549949	84	202582134	96	202500093
61	202572960	73	202555781	85	202583215	97	202501779
62	202527186	74	202558391	86	202583240	98	202501929
						99	202502263
						100	202576513
** The Company has assigned a unique account number to each Timeshare Loan in the Data Files. The Company’s Account Numbers referred to in this Exhibit are not the actual account numbers.

Sample Bluegreen Loans

Sample Loan ID	Company Account Number**	Sample Loan ID	Company Account Number**	Sample Loan ID	Company Account Number**	Sample Loan ID	Company Account Number**
101	20255139	113	20255549	125	20255658	137	20258844
102	20258262	114	20259593	126	20250953	138	20259868
103	20254415	115	20255863	127	20251755	139	20251105
104	20257990	116	20257438	128	20254168	140	20254553
105	20254598	117	20259253	129	20256078	141	20256236
106	20254801	118	20253287	130	20259096	142	20257600
107	20255419	119	20257763	131	20258914	143	20252330
108	20257089	120	20257772	132	20252130	144	20252955
109	20259451	121	20250190	133	20250509	145	20257898
110	20250114	122	20252964	134	20254571	146	20251748
111	20251050	123	20253730	135	20255773	147	20252186
112	20254832	124	20255480	136	20255408	148	20252648
						149	20254914
						150	20256155
** The Company has assigned a unique account number to each Timeshare Loan in the Data Files. The Company’s Account Numbers referred to in this Exhibit are not the actual account numbers.

Exhibit C

Exceptions

Sample Loan ID	Company Account Number	Attribute	Per Data File	Per Provided Information
9	2025820059	Original Credit Score (Highest)	733	773
15	2025410067	Original Credit Score (Highest)	584	683
36	2025140043	Original Credit Score (Highest)	551	703
103	20254415	Property Description	Innsbruck	RESORT SIXTY-SIX
105	20254598	Property Description	The Blake	LAUREL CREST
106	20254801	Property Description	Big Bear	LAKE EVE RESORT CONDOMINIUM
107	20255419	Property Description	Casa Del Mar Resort	GRANDE VILLAS AT WORLD GOLF VILLAGE
108	20257089	Property Description	Landmark Holiday Beach Resort	LAKE EVE RESORT CONDOMINIUM
110	20250114	Property Description	Hemlock Condominiums	RESORT AT WORLD GOLF VILLAGE
111	20251050	Property Description	Bluegreen Club 36	THE CLUB AT BIG BEAR VILLAGE
112	20254832	Property Description	Studio Homes	THE FOUNTAINS
113	20255549	Property Description	Casa Del Mar Resort	SOLARA SURFSIDE
114	20259593	Property Description	Lake Eve	THE FALLS VILLAGE
115	20255863	Property Description	Casa Del Mar Resort	LAKE EVE RESORT CONDOMINIUM
116	20257438	Property Description	Grande Villas at World Golf Village	THE SOUNDINGS SEASIDE RESORT CONDOMINIUM
117	20259253	Property Description	Grande Villas at World Golf Village	SHORE CREST VACATION VILLAS II
118	20253287	Property Description	Casa Del Mar Resort	ORLANDO'S SUNSHINE RESORT II
124	20255480	Property Description	Eilan Hotel and Spa	MOUNTAINLOFT RESORT II
125	20255658	Property Description	Lake Eve	THE SUITES AT HERSHEY
126	20250953	Property Description	Soundings	CHRISTMAS MOUNTAIN VILLAS
130	20259096	Property Description	Mills Springs Londge	BG FOUNTAINS CONDOMINIUM
146	20251748	Property Description	Eilan Hotel and Spa	BG FOUNTAINS CONDOMINIUM

C-1